UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth Gerstein Schulte, Roth and Zabel LLP 919 3rd Avenue, 24th Floor New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2012 Fair Value

	Investment In Securities – 121.08%
	Common Stock – 121.08%
	United States – 92.56%
	Apparel Manufacturers – 1.93%
153,200	Ralph Lauren Corp.	(a)	$26,707,356

	Applications Software – 8.70%
630,500	Intuit, Inc.	(a)	37,911,965
429,253	Parametric Technology Corp.*		11,993,329
791,200	Red Hat, Inc.*	(a)	47,384,968
151,400	Salesforce.com, Inc.*		23,392,814

			120,683,076

	Commercial Services - Finance – 8.78%
402,900	FleetCor Technologies, Inc.*	(a)	15,620,433
519,200	Global Payments, Inc.	(a)	24,646,424
97,800	Mastercard, Inc., Class A	(a)	41,128,812
341,900	Visa, Inc., Class A	(a)	40,344,200

			121,739,869

	Computer Aided Design – 2.04%
135,515	ANSYS, Inc.*	(a)	8,811,185
946,800	Aspen Technology, Inc.*	(a)	19,437,804

			28,248,989

	Computers – 6.08%
140,760	Apple, Inc.	(a)	84,381,397

	Computers - Memory Devices – 10.06%
2,231,500	EMC Corp.*	(a)	66,677,220
994,600	NetApp, Inc.*	(a)	44,528,242
572,221	SanDisk Corp.*	(a)	28,376,439

			139,581,901

	Consulting Services – 3.58%
1,057,475	Verisk Analytics, Inc., Class A*	(a)	49,669,601

	E-Commerce / Products – 0.17%
125,577	CafePress, Inc.*		2,404,800

	Electronic Components - Semiconductors – 11.77%
248,900	Altera Corp.	(a)	9,911,198

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors (continued)
1,257,237	Broadcom Corp., Class A	(a)	$49,409,414
129,461	Ceva, Inc.*	(a)	2,940,059
1,366,470	Lattice Semiconductor Corp.*	(a)	8,786,402
515,500	NVIDIA Corp.*	(a)	7,933,545
359,061	Omnivision Technologies, Inc.*	(a)	7,181,220
688,667	Silicon Image, Inc.*		4,049,362
2,004,500	Xilinx, Inc.	(a)	73,023,935

			163,235,135

	Electronic Design Automation – 6.59%
1,835,700	Cadence Design Systems, Inc.*	(a)	21,734,688
551,000	Mentor Graphics Corp.*	(a)	8,187,860
2,006,342	Synopsys, Inc.*	(a)	61,514,446

			91,436,994

	Engines - Internal Combustion – 0.74%
85,800	Cummins, Inc.	(a)	10,299,432

	Enterprise Software / Services – 3.19%
1,047,386	Ariba, Inc.*	(a)	34,259,996
313,430	QLIK Technologies, Inc.*		10,029,760

			44,289,756

	Finance - Credit Card – 3.27%
1,361,000	Discover Financial Services	(a)	45,375,740

	Internet Infrastructure Software – 4.13%
1,878,200	TIBCO Software, Inc.*	(a)	57,285,100

	Networking Products – 3.32%
2,174,800	Cisco Systems, Inc.	(a)	45,997,020

	Retail - Apparel / Shoes – 0.81%
432,500	The Gap, Inc.	(a)	11,305,550

	Retail - Discount – 2.44%
274,600	Costco Wholesale Corp.	(a)	24,933,680

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Retail - Discount (continued)
93,686	Dollar Tree, Inc.*	(a)	$8,852,390

			33,786,070

	Retail - Mail Order – 1.00%
370,912	Williams - Sonoma, Inc.		13,901,782

	Retail - Restaurants – 2.46%
344,300	Starbucks Corp.		19,242,927
209,500	Yum! Brands, Inc.		14,912,210

			34,155,137

	Semiconductor Components - Integrated Circuits – 5.50%
1,076,900	Analog Devices, Inc.	(a)	43,506,760
1,146,620	Maxim Integrated Products, Inc.	(a)	32,781,866

			76,288,626

	Semiconductor Equipment – 3.21%
2,636,000	Teradyne, Inc.*	(a)	44,522,040

	Transactional Software – 1.82%
486,400	VeriFone Systems, Inc.*	(a)	25,229,568

	Wireless Equipment – 0.97%
603,229	Aruba Networks, Inc.*	(a)	13,439,942

	Total United States (Cost $1,098,381,263)		$1,283,964,881

	Argentina – 0.60%
	Retail - Restaurants – 0.60%
461,067	Arcos Dorados Holdings, Inc., Class A		8,340,702

	Total Argentina (Cost $10,120,064)		$8,340,702

	Bermuda – 1.51%
	Semiconductor Components - Integrated Circuits – 1.51%
1,333,118	Marvell Technology Group, Ltd.*	(a)	20,969,946

	Total Bermuda (Cost $19,109,495)		$20,969,946

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2012 Fair Value

	Common Stock – (continued)
	China – 16.79%
	Advertising Sales – 1.57%
869,000	Focus Media Holdings, Ltd. - Sponsored ADR	(a)	$21,829,280

	Computer Services – 0.60%
685,900	VanceInfo Technologies, Inc. - Sponsored ADR*		8,258,236

	Consulting Services – 0.33%
517,084	iSoftStone Holdings, Ltd. - Sponsored ADS*	(a)	4,565,852

	E-Commerce / Products – 0.57%
971,330	E-Commerce China Dangdang Inc., - Sponsored ADR*	(a)	7,867,773

	Hotels & Motels – 0.34%
369,500	7 Days Group Holdings, Ltd. - Sponsored ADR*		4,629,835

	Internet Content - Entertainment – 1.97%
471,000	Netease.com, Inc. - Sponsored ADR*	(a)	27,365,100

	Real Estate Operations / Development – 0.57%
5,667,711	Longfor Properties Co., Ltd.		7,942,413

	Retail - Hypermarkets – 0.68%
6,910,000	Sun Art Retail Group, Ltd.		9,362,884

	Retail - Regional Department Stores – 3.38%
18,368,303	Golden Eagle Retail Group, Ltd.		46,938,215

	Schools – 2.62%
1,323,864	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	(a)	36,353,305

	Web Portals / ISP – 4.16%
396,155	Baidu, Inc. - Sponsored ADR*	(a)	57,747,514

	Total China (Cost $209,939,382)		$232,860,407

	Hong Kong – 5.37%
	Agricultural Operations – 0.67%
2,068,803	Le Gaga Holdings, Ltd. - Sponsored ADR*	(a)	9,288,926

	Alternative Waste Technology – 1.44%
42,662,633	China Everbright International, Ltd.		20,056,557

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2012 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Metal Processors & Fabrication – 0.21%
15,392,000	EVA Precision Industrial Holdings, Ltd.		$2,854,785

	Retail - Apparel / Shoes – 1.88%
31,655,637	Trinity, Ltd.		26,053,602

	Retail - Jewelry – 1.17%
3,892,000	Chow Sang Sang Holdings International, Ltd.		10,050,856
2,022,000	Luk Fook Holdings International, Ltd.		6,146,233

			16,197,089

	Total Hong Kong (Cost $69,301,753)		$74,450,959

	Israel – 0.63%
	Consumer Products - Miscellaneous – 0.63%
260,400	SodaStream International, Ltd.*		8,770,272

	Total Israel (Cost $10,273,230)		$8,770,272

	Netherlands – 0.80%
	Computer Data Security – 0.80%
169,577	Gemalto NV		11,176,114

	Total Netherlands (Cost $8,558,953)		$11,176,114

	Singapore – 2.82%
	Electronic Components - Semiconductors – 2.82%
1,004,261	Avago Technologies, Ltd.	(a)	39,136,051

	Total Singapore (Cost $31,086,072)		$39,136,051

	Total Common Stock (Cost $1,456,770,212)		$1,679,669,332

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Total Investments (Cost $1,456,770,212) – 121.08%	$1,679,669,332

Other Liabilities in Excess of Assets – (21.08%)**	(292,457,782)

Net Assets – 100.00%	$1,387,211,550

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**

Includes $156,393,857 invested in a BNY Mellon Money Market Account, which is 11.27% of net assets and foreign currency with a U.S. Dollar value $25,691,038 held in BNY Mellon Money Market Accounts, which are 1.85% of net assets.

At December 31, 2011, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,336,558,702 and $538,495,154, respectively.

For Federal income tax purposes, at December 31, 2011, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $33,028,932, consisting of $164,753,189 gross unrealized gain and $131,724,257 gross unrealized loss.

ADR	American Depository Receipt
ADS	American Depository Share

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2012 Fair Value

	Securities Sold, Not Yet Purchased – 40.94%
	Common Stock – 40.94%
	United States – 20.05%
	Advanced Materials / Products – 0.11%
305,300	STR Holdings, Inc.	$1,477,652

	Airlines – 0.46%
643,478	Delta Air Lines, Inc.	6,376,867

	Building - Mobile Home / Manufactured Housing – 0.39%
171,300	Thor Industries, Inc.	5,406,228

	Cable / Satellite Television – 0.72%
122,700	Time Warner Cable, Inc.	10,000,050

	Commercial Services - Finance – 0.54%
426,500	The Western Union Co.	7,506,400

	Computer Services – 0.28%
134,900	j2 Global, Inc.	3,868,932

	Computers – 0.96%
558,200	Hewlett-Packard Co.	13,301,906

	Consumer Products - Miscellaneous – 0.09%
719,600	Samsonite International SA	1,308,705

	Data Processing / Management – 0.41%
150,100	Pegasystems, Inc.	5,727,816

	Distribution / Wholesale – 0.23%
103,000	United Stationers, Inc.	3,196,090

	E-Commerce / Services – 0.23%
173,700	Groupon, Inc.	3,192,606

	Electronic Components - Semiconductors – 2.41%
518,500	Cree, Inc.	16,400,155
290,900	Diodes, Inc.	6,743,062
324,500	Freescale Semiconductor Holdings, Ltd.	4,994,055
601,800	LSI Corp.	5,223,624

		33,360,896

	Electronic Forms – 0.91%
367,800	Adobe Systems, Inc.	12,619,218

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – 0.40%
105,900	Informatica Corp.	$5,602,110

	Food - Retail – 1.39%
832,900	Safeway, Inc.	16,832,909
422,400	SUPERVALU, Inc.	2,411,904

		19,244,813

	Home Furnishings – 0.96%
158,100	Tempur-Pedic International, Inc.	13,348,383

	Human Resources – 0.68%
969,600	Monster Worldwide, Inc.	9,453,600

	Internet Content - Information / Network – 0.25%
371,220	Dice Holdings, Inc.	3,463,482

	Medical - Hospitals – 0.54%
302,700	HCA Holdings, Inc.	7,488,798

	REITS - Diversified – 1.02%
576,240	DuPont Fabros Technology, Inc.	14,089,068

	Rental Auto / Equipment – 0.63%
232,400	Rent-A-Center, Inc.	8,773,100

	Retail - Apparel / Shoes – 0.79%
71,098	The Buckle, Inc.	3,405,594
258,200	Urban Outfitters, Inc.	7,516,202

		10,921,796

	Retail - Computer Equipment – 0.67%
422,100	GameStop Corp., Class A	9,218,664

	Retail - Consumer Electronics – 0.81%
471,800	Best Buy Co., Inc.	11,172,224

	Semiconductor Components - Integrated Circuits – 0.53%
473,200	Cypress Semiconductor Corp.	7,396,116

	Semiconductor Equipment – 0.51%
134,370	Cabot Microelectronics Corp.	5,224,306

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment (continued)
65,554	Veeco Instruments, Inc.	$1,874,844

		7,099,150

	Telecommunication Equipment – 1.03%
355,911	Plantronics, Inc.	14,328,977

	Telecommunication Equipment Fiber Optics – 2.10%
2,071,000	Corning, Inc.	29,159,680

	Total United States (Proceeds $260,233,827)	$278,103,327

	China – 6.66%
	Airlines – 0.10%
388,000	China Eastern Airlines Corp., Ltd., Class H	127,435
2,588,000	China Southern Airlines Co., Ltd., Class H	1,236,670

		1,364,105

	Auto - Cars / Light Trucks – 0.33%
1,627,000	Byd Co., Ltd., Class H	4,547,400

	Building - Heavy Construction – 0.23%
10,101,000	China Railway Group, Ltd., Class H	3,239,512

	Commercial Banks - Non U.S. – 1.13%
12,842,000	Agricultural Bank of China, Ltd., Class H	5,507,985
16,990,000	China Citic Bank Corp., Ltd., Class H	10,219,417

		15,727,402

	Electric - Generation – 0.46%
11,664,482	Datang International Power Generation Co., Ltd., Class H	4,116,536
4,180,000	Huaneng Power International, Inc., Class H	2,271,980

		6,388,516

	Energy - Alternate Sources – 0.26%
4,319,000	China Longyuan Power Group Corp., Class H	3,610,304

	Food - Miscellaneous / Diversified – 0.37%
3,578,000	China Yurun Food Group, Ltd.	5,087,744

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2012 Fair Value

	Common Stock – (continued)
	China – (continued)
	Hotels & Motels – 0.65%
351,291	Home Inns & Hotels Management, Inc. - Sponsored ADR	$8,961,433

	Machinery Construction & Mining – 0.49%
5,074,000	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	6,757,513

	Metal - Aluminum – 0.29%
3,040,000	Aluminum Corp of China, Ltd., Class H	1,464,404
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	2,547,302

		4,011,706

	Metal Processors & Fabrication – 0.25%
9,732,000	China Zhongwang Holdings, Ltd.	3,497,214

	Real Estate Operations / Development – 1.41%
778,000	Agile Property Holdings, Ltd.	897,849
9,409,000	Country Garden Holdings Co., Ltd.	3,611,400
10,111,200	Guangzhou R&F Properties Co., Ltd., Class H	12,046,484
6,323,026	Sino-Ocean Land Holdings, Ltd.	3,005,157

		19,560,890

	Retail - Apparel / Shoes – 0.15%
2,067,000	Anta Sports Products, Ltd.	2,156,460

	Semiconductor Components - Integrated Circuits – 0.01%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	185,040

	Steel - Producers – 0.31%
6,658,000	Angang Steel Co., Ltd., Class H	4,279,177

	Telecommunication Equipment – 0.22%
1,137,800	ZTE Corp., Class H	3,062,867

	Total China (Proceeds $107,891,944)	$92,437,283

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2012 Fair Value

	Common Stock – (continued)
	Finland – 0.38%
	Wireless Equipment – 0.38%
966,000	Nokia OYJ - Sponsored ADR	$5,303,340

	Total Finland (Proceeds $4,769,522)	$5,303,340

	France – 0.78%
	Building & Construction Products - Miscellaneous – 0.78%
243,873	Compagnie de Saint-Gobain	10,874,779

	Total France (Proceeds $10,118,213)	$10,874,779

	Germany – 1.18%
	Airlines – 0.56%
551,544	Deutsche Lufthansa AG	7,708,484

	Power Conversion / Supply Equipment – 0.25%
77,371	SMA Solar Technology AG	3,501,128

	Semiconductor Equipment – 0.37%
295,633	Aixtron SE NA	5,141,650

	Total Germany (Proceeds $25,887,007)	$16,351,262

	Hong Kong – 1.63%
	Airlines – 0.14%
1,061,000	Cathay Pacific Airways, Ltd.	1,965,125

	Airport Development / Maintenance – 0.35%
8,328,000	Beijing Capital International Airport Co., Ltd., Class H	4,816,182

	Audio / Video Products – 0.04%
1,252,000	Skyworth Digital Holdings, Ltd.	585,365

	Auto - Cars / Light Trucks – 0.35%
12,445,000	Geely Automobile Holdings, Ltd.	4,872,865

	Cellular Telecommunications – 0.29%
236,900	China Unicom Hong Kong, Ltd. - Sponsored ADR	3,979,920

	Machinery Construction & Mining – 0.35%
13,811,000	Lonking Holdings, Ltd.	4,856,279

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2012 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Retail - Consumer Electronics – 0.01%
773,000	GOME Electrical Appliances Holdings, Ltd.	$160,295

	Wireless Equipment – 0.10%
2,367,500	Comba Telecom Systems Holdings, Ltd.	1,311,216

	Total Hong Kong (Proceeds $23,637,658)	$22,547,247

	Japan – 4.71%
	Audio / Video Products – 1.08%
1,626,412	Panasonic Corp.	15,039,287

	Building Products - Doors and Windows – 0.89%
1,442,000	Asahi Glass Co., Ltd.	12,300,263

	Capacitors – 0.10%
160,300	Mitsumi Electric Co., Ltd.	1,388,785

	Electronic Components - Miscellaneous – 0.42%
97,900	Murata Manufacturing Co., Ltd.	5,834,904

	Office Automation & Equipment – 0.97%
1,383,000	Ricoh Co., Ltd.	13,527,891

	Photo Equipment & Supplies – 1.25%
657,900	FUJIFILM Holdings Corp.	15,516,631
55,000	Tamron Co., Ltd.	1,783,706

		17,300,337

	Total Japan (Proceeds $73,799,293)	$65,391,467

	Netherlands – 1.32%
	Printing - Commercial – 0.26%
94,546	VistaPrint NV	3,654,203

	Semiconductor Components - Integrated Circuits – 1.06%
549,300	NXP Semiconductor NV	14,616,873

	Total Netherlands (Proceeds $11,533,327)	$18,271,076

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2012 Fair Value

	Common Stock – (continued)
	Singapore – 0.55%
	Airlines – 0.55%
895,000	Singapore Airlines, Ltd.	$7,666,238

	Total Singapore (Proceeds $8,530,873)	$7,666,238

	South Korea – 0.92%
	Electronic Components - Miscellaneous – 0.92%
1,085,600	LG Display Co., Ltd. - Sponsored ADR	12,777,512

	Total South Korea (Proceeds $10,924,800)	$12,777,512

	Switzerland – 0.68%
	Computers - Peripheral Equipment – 0.68%
1,213,152	Logitech International SA	9,462,586

	Total Switzerland (Proceeds $17,770,892)	$9,462,586

	Taiwan – 2.08%
	Electronic Components - Miscellaneous – 0.36%
1,101,600	AU Optronics Corp. - Sponsored ADR	5,023,296

	Electronic Components - Semiconductors – 0.33%
236,200	Silicon Motion Technology Corp. - Sponsored ADR	4,575,194

	Semiconductor Components - Integrated Circuits – 1.39%
996,681	Advanced Semiconductor Engineering, Inc. - Sponsored ADR	5,112,974
937,637	Siliconware Precision Industries Co. - Sponsored ADR	5,663,327
3,432,133	United Microelectronics Corp. - Sponsored ADR	8,408,726

		19,185,027

	Total Taiwan (Proceeds $27,954,182)	$28,783,517

	Total Securities Sold, Not Yet Purchased (Proceeds $583,051,538)	$567,969,634

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (0.11%)
	Total Return Swap Contracts - Long - (0.24%)
	United States – (0.06%)
	Semiconductor Components - Integrated Circuits - (0.05%)
$90,253,245	5/31/2013	QUALCOMM, Inc.	$(626,717)

Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - (0.01%)
16,434,308	5/31/2013	Google, Inc., Class A	(149,422)

Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total United States		$(776,139)

	Brazil – 0.01%
	Building & Construction - Miscellaneous - 0.01%
1,011,111	11/14/2012	Multiplan Empreendimentos Imobilarios SA	109,562

Agreement with Morgan Stanley, dated 11/08/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobilarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Total Brazil		$109,562

	Japan – 0.01%
	E-Commerce/Services - 0.01%
6,964,765	12/20/2012	Rakuten, Inc.	70,649

Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Total Japan		$70,649

	South Korea – (0.18%)
	Electronic Components - Semiconductors - (0.10%)
55,238,296	12/27/2013	Samsung Electronics Co., Ltd.	(1,457,916)

Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	South Korea – (continued)
	Web Portals / ISP - (0.08%)
$41,168,548	3/31/2014	NHN Corp.	$(783,815)

Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 0.90%.

17,670,638	12/27/2013	NHN Corp.	(336,434)

Agreement with Morgan Stanley, dated 08/01/2011 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 0.90%.

			(1,120,249)

	Total South Korea		$(2,578,165)

	Taiwan – (0.02%)
	Retail - Restaurants - (0.02%)
21,521,014	1/24/2013	Gourmet Master Co., Ltd.	(222,503)

Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Total Taiwan		$(222,503)

	Total Long Swap Contracts		$(3,396,596)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - 0.13%
	Japan - (0.20%)
	Building Products - Doors & Windows - (0.05%)
$17,576,586	12/20/2012	Nippon Sheet Glass Co., Ltd.	$(688,628)

Agreement with Morgan Stanley, dated 02/7/2012 to deliver the total return of the shares of Nippon Sheet Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.82%.

	Capacitors - (0.06%)
5,033,275	12/20/2012	Nippon Chemi-Con Corp.	(396,254)

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

13,675,607	12/20/2012	Taiyo Yuden Co., Ltd.	(355,060)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.46%.

			(751,314)

	Chemicals - Diversified - 0.01%
9,728,182	12/20/2012	Hitachi Chemical Co., Ltd.	105,978

Agreement with Morgan Stanley, dated 08/29/2011 to deliver the total return of the shares of Hitachi Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Electric Products - Miscellaneous - (0.01%)
3,981,052	12/20/2012	Brother Industries, Ltd.	(88,129)

Agreement with Morgan Stanley, dated 03/6/2012 to deliver the total return of the shares of Brother Industries, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Electric Products - Miscellaneous - (continued)
$981,071	12/20/2012	Funai Electric Co., Ltd.	$(16,695)

Agreement with Morgan Stanley, dated 12/28/2010 to deliver the total return of the shares of Funai Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.76%.

			(104,824)

	Electronic Components - Miscellaneous - (0.03%)
14,878,728	12/20/2012	Nippon Electric Glass Co., Ltd.	(395,521)

Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

15,116,757	12/20/2012	Toshiba Corp.	(48,677)

Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(444,198)

	Electronic Components - Semiconductors - (0.01%)
9,344,542	12/20/2012	Rohm Co., Ltd.	(191,126)

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Electronic Measurement Instruments (0.05%)
9,967,841	12/20/2012	Advantest Corp.	(658,242)

Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Japan		$(2,732,354)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	South Korea – 0.09%
	Electric Products - Miscellaneous - 0.07%
$11,292,006	12/27/2013	LG Electronics, Inc.	$388,931

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

12,195,246	3/31/2014	LG Innotek Co., Ltd.	565,175

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.39%.

			954,106

	Electronic Components - Miscellaneous - (0.01%)
12,877,266	12/27/2013	Samsung Electro-Mechanics Co., Ltd.	(45,492)

Agreement with Morgan Stanley, dated 08/06/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

10,943,439	3/31/2014	Samsung SDI Co., Ltd.	(104,449)

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of Samsung SDI Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.96%.

			(149,941)

	Electronic Components - Semiconductors - 0.03%
12,698,023	3/31/2014	Hynix Semiconductor, Inc.	496,779

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.

	Total South Korea		$1,300,944

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Spain - 0.01%
	Finance - Investment Banker / Broker - 0.01%
$672,138	3/29/2013	Bolsas y Mercados Espanoles SA	$13,102

Agreement with Morgan Stanley, dated 10/05/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

6,861,549	1/3/2014	Bolsas y Mercados Espanoles SA	133,034

Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

			146,136

	Total Spain		$146,136

	Sweden – 0.00%
	Metal Processors & Fabrication - 0.00%
7,811,168	1/3/2014	SKF AB, Class B	3,455

Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of SKF AB, Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Sweden		$3,455

	Switzerland - 0.00%
	Building Products - Cement / Aggregate 0.00%
2,881,288	1/3/2014	Holcim, Ltd.	18,064

Agreement with Morgan Stanley, dated 01/9/2012 to deliver the total return of the shares of Holcim, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Switzerland		$18,064

	Tawian - 0.23%
	Airlines - 0.01%
1,498,575	1/24/2013	China Airlines, Ltd.	121,580

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of China Airlines, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.18%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Circuit Boards - 0.00%
$597,391	1/24/2013	Unimicron Technology Corp.	$39,856

Agreement with Morgan Stanley, dated 11/08/2011 to deliver the total return of the shares of Unimicron Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

	Computers - 0.01%
6,438,911	1/24/2013	Compal Electronics, Inc.	133,389

Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.18%.

	Computers - Peripheral Equipment - 0.02%
3,110,983	1/24/2013	Chicony Electronics Co., Ltd.	84,585

Agreement with Morgan Stanley, dated 04/20/2011 to deliver the total return of the shares of Chicony Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

5,865,862	1/24/2013	Chimei Innolux Corp.	253,657

Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Chimei Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.54%.

			338,242

	Electronic Components - Miscellaneous - 0.02%
694,216	1/24/2013	Silitech Technology Corp.	73,640

Agreement with Morgan Stanley, dated 10/17/2011 to deliver the total return of the shares of Silitech Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Electronic Components - Miscellaneous - (continued)
$3,936,765	1/24/2013	TPK Holding Co., Ltd.	$93,679

Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 18.96%.

2,647,684	1/24/2013	Wintek Corp.	74,426

Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.32%.

			241,745

	Electronic Components - Semiconductors - 0.07%
1,899,833	1/24/2013	Epistar Corp.	97,353

Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.43%.

3,277,740	1/24/2013	Everlight Electronics Co., Ltd.	131,125

Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.40%.

16,171,285	1/24/2013	MediaTek, Inc.	679,193

Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.

			907,671

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Life / Health Insurance - 0.01%
$4,309,865	1/24/2013	Cathay Financial Holding Co., Ltd.	$112,585

Agreement with Morgan Stanley, dated 12/14/2011 to deliver the total return of the shares of Cathay Financial Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.06%.

	Metal Processors & Fabrication - 0.03%
11,178,171	1/24/2013	Catcher Technology Co., Ltd.	423,515

Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.86%.

	Photo Equipment & Supplies - 0.03%
7,792,910	1/24/2013	Largan Precision Co., Ltd.	380,408

Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.88%.

	Power Conversion / Supply Equipment - 0.01%
3,742,963	1/24/2013	Delta Electronics, Inc.	133,662

Agreement with Morgan Stanley, dated 11/17/2011 to deliver the total return of the shares of Delta Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.22%

	Semiconductor Components - Integrated Circuits - 0.02%
5,710,808	1/24/2013	Powertech Technology, Inc.	220,074

Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Semiconductor Components - Integrated Circuits - (continued)
$1,121,628	1/24/2013	Realtek Semiconductor Corp.	$81,142

Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.35%

			301,216

	Total Taiwan		$3,133,869

	Total Short Swap Contracts		$1,870,114

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1 - Quoted Prices
Common Stock	$1,679,669,332	$567,969,634	$—

Level 2 - Other Significant Observable
Inputs
Total Return Swaps	—	—	(1,526,482)

Level 3 - Other Significant Unobservable
Inputs	—	—	—

Total	$1,679,669,332	$567,969,634	$(1,526,482)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 17, 2012

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	May 17, 2012

* Print the name and title of each signing officer under his or her signature.